UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3256

Strong Balanced Fund, Inc., on behalf of Strong Balanced Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Balanced Fund
September 30, 2004 (Unaudited)

                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 63.0%
Aerospace - Defense 1.8%
The Boeing Company                                                 17,000         $   877,540
General Dynamics Corporation                                        9,300             949,530
Northrop Grumman Corporation                                       18,500             986,605
                                                                         ---------------------
                                                                                    2,813,675

Aerospace - Defense Equipment 0.3%
Goodrich Corporation                                               15,500             486,080

Banks - Money Center 5.1%
Bank of America Corporation                                        66,500           2,881,445
The Bank of New York Company, Inc.                                 20,900             609,653
Citigroup, Inc.                                                    54,000           2,382,480
J.P. Morgan Chase & Company                                        48,816           1,939,460
                                                                         ---------------------
                                                                                    7,813,038

Banks - Super Regional 1.6%
U.S. Bancorp                                                       31,100             898,790
Wells Fargo & Company                                              25,400           1,514,602
                                                                         ---------------------
                                                                                    2,413,392

Building - Resident/Commercial 0.6%
D.R. Horton, Inc. (g)                                              25,500             844,305

Commercial Services - Miscellaneous 0.6%
Paychex, Inc.                                                      32,100             967,815

Computer - Data Storage 0.2%
EMC Corporation (b)                                                31,800             366,972

Computer - IT Services 2.3%
Accenture, Ltd. Class A (b)                                        38,900           1,052,245
International Business Machines Corporation                        28,900           2,477,886
                                                                         ---------------------
                                                                                    3,530,131

Computer - Manufacturers 0.6%
Dell, Inc. (b)                                                     25,800             918,480

Computer - Peripheral Equipment 0.6%
Lexmark International, Inc. Class A (b)                            10,600             890,506

Computer Software - Desktop 1.9%
Microsoft Corporation                                             103,800           2,870,070

Computer Software - Enterprise 1.4%
SAP AG Sponsored ADR (g)                                           53,600           2,087,720

Computer Software - Security 0.7%
Symantec Corporation (b)                                           18,100             993,328

Cosmetics - Personal Care 2.5%
Avon Products, Inc. (g)                                            18,600             812,448
Kimberly-Clark Corporation                                         15,600           1,007,604
The Procter & Gamble Company                                       38,000           2,056,560
                                                                         ---------------------
                                                                                    3,876,612

Diversified Operations 5.4%
General Electric Company                                          147,400           4,949,692
Honeywell International, Inc.                                      23,200             831,952
Tyco International, Ltd.                                           64,500           1,977,570
United Technologies Corporation                                     5,300             494,914
                                                                         ---------------------
                                                                                    8,254,128

Electronics - Scientific Measuring 0.4%
Danaher Corporation                                                11,900             610,232

Electronics - Semiconductor Manufacturing 1.4%
Analog Devices, Inc. (g)                                           26,900           1,043,182
Intel Corporation                                                  25,300             507,518
National Semiconductor Corporation (b) (g)                         35,200             545,248
                                                                         ---------------------
                                                                                    2,095,948

Finance - Equity REIT 0.3%
Vornado Realty Trust                                                7,900             495,172

Finance - Investment Brokers 1.4%
The Goldman Sachs Group, Inc.                                      14,500           1,351,980
Morgan Stanley                                                     16,700             823,310
                                                                         ---------------------
                                                                                    2,175,290

Finance - Investment Management 0.4%
Franklin Resources, Inc. (g)                                       10,000             557,600

Finance - Publicly Traded Investment Funds-Equity
(Non 40 Act) 0.5%
Semiconductor Holders Trust                                        24,300             733,860

Finance - Savings & Loan 0.3%
Golden West Financial Corporation                                   4,700             521,465

Financial Services - Miscellaneous 0.6%
American Express Company                                           18,400             946,864

Food - Miscellaneous Preparation 0.6%
Kellogg Company                                                    20,600             878,796

Insurance - Diversified 1.8%
American International Group, Inc.                                 21,300           1,448,187
Genworth Financial, Inc. Class A (b) (g)                           32,700             761,910
Prudential Financial, Inc. (g)                                     12,300             578,592
                                                                         ---------------------
                                                                                    2,788,689

Insurance - Property/Casualty/Title 0.7%
The Allstate Corporation (g)                                       22,100           1,060,579

Internet - Content 1.0%
Yahoo! Inc. (b)                                                    45,400           1,539,514

Internet - E*Commerce 0.7%
eBay, Inc. (b)                                                     11,200           1,029,728

Leisure - Hotels & Motels 1.3%
Marriott International, Inc. Class A (g)                           20,100           1,044,396
Starwood Hotels & Resorts Worldwide, Inc.                          19,300             895,906
                                                                         ---------------------
                                                                                    1,940,302

Machinery - General Industrial 0.3%
Ingersoll-Rand Company Class A                                      7,600             516,572

Media - Books 0.5%
McGraw-Hill, Inc.                                                   9,200             733,148

Medical - Biomedical/Biotechnology 1.5%
Amgen, Inc. (b)                                                    21,900           1,241,292
Gilead Sciences, Inc. (b)                                          29,200           1,091,496
                                                                         ---------------------
                                                                                    2,332,788

Medical - Drug/Diversified 1.0%
Johnson & Johnson                                                  28,500           1,605,405

Medical - Ethical Drugs 0.9%
Pfizer, Inc.                                                       10,980             335,988
Schering-Plough Corporation                                        53,100           1,012,086
                                                                         ---------------------
                                                                                    1,348,074

Medical - Health Maintenance Organizations 1.4%
UnitedHealth Group, Inc.                                           28,900           2,131,086

Medical - Products 2.2%
Guidant Corporation                                                15,900           1,050,036
St. Jude Medical, Inc. (b)                                         16,000           1,204,320
Zimmer Holdings, Inc. (b)                                          13,100           1,035,424
                                                                         ---------------------
                                                                                    3,289,780

Medical/Dental - Services 0.6%
Quest Diagnostics, Inc. (g)                                         9,700             855,734

Oil & Gas - Drilling 0.7%
GlobalSantaFe Corporation                                          33,600           1,029,840

Oil & Gas - Field Services 1.2%
Schlumberger, Ltd.                                                 27,500           1,851,025

Oil & Gas - International Integrated 4.2%
ChevronTexaco Corporation                                          27,200           1,459,008
ConocoPhillips                                                     12,900           1,068,765
Exxon Mobil Corporation                                            82,100           3,967,893
                                                                         ---------------------
                                                                                    6,495,666

Oil & Gas - Machinery/Equipment 1.4%
Baker Hughes, Inc.                                                 48,100           2,102,932

Oil & Gas - United States Exploration & Production
0.8%
Anadarko Petroleum Corporation                                      9,700             643,692
Occidental Petroleum Corporation                                    9,400             525,742
                                                                         ---------------------
                                                                                    1,169,434

Retail - Department Stores 0.5%
Kohl's Corporation (b)                                             15,300             737,307

Retail - Major Discount Chains 2.2%
Target Corporation                                                 27,600           1,248,900
Wal-Mart Stores, Inc.                                              40,800           2,170,560
                                                                         ---------------------
                                                                                    3,419,460

Retail/Wholesale - Building Products 1.0%
The Home Depot, Inc.                                               40,300           1,579,760

Retail/Wholesale - Office Supplies 0.4%
Staples, Inc.                                                      22,700             676,914

Telecommunications - Equipment 0.7%
Lucent Technologies, Inc. (b)                                     321,500           1,019,155

Telecommunications - Services 1.3%
SBC Communications, Inc.                                           35,900             931,605
Verizon Communications, Inc.                                       28,000           1,102,640
                                                                         ---------------------
                                                                                    2,034,245

Telecommunications - Wireless Equipment 0.8%
QUALCOMM, Inc.                                                     29,400           1,147,776

Transportation - Air Freight 0.7%
FedEx Corporation (g)                                              12,000           1,028,280

Utility - Electric Power 1.7%
Entergy Corporation (g)                                            21,800           1,321,298
Exelon Corporation                                                 36,300           1,331,847
                                                                         ---------------------
                                                                                    2,653,145
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $86,012,485)                                             96,257,817
----------------------------------------------------------------------------------------------
Corporate Bonds 13.3%
Aladdin Gaming Holdings LLC/Aladdin Capital
Corporation Senior Discount Notes, 13.50%, Due
3/01/10 (b) (f)                                              $  3,700,000              37,000
America Movil SA de CV Guaranteed Senior Yankee
Notes, 5.50%, Due 3/01/14 (d)                                     250,000             242,246
Bank of America Corporation Subordinated Notes,
7.40%, Due 1/15/11                                                400,000             466,776
Capital One Bank Medium-Term Notes, 6.50%, Due
6/13/13                                                           210,000             230,026
Cendant Corporation Notes, 6.25%, Due 3/15/10                     100,000             108,865
CenterPoint Energy Resources Corporation Senior
Notes, Series B, 7.875%, Due 4/01/13                              100,000             118,065
Citigroup, Inc. Notes, 5.50%, Due 8/09/06                         575,000             601,634
Citizens Communications Company Notes, 9.25%, Due
5/15/11                                                           150,000             165,750
Comcast Corporation Senior Notes, 5.85%, Due 1/15/10              250,000             266,368
Core Investment Grade Trust Pass-Thru Certificates,
4.727%, Due 11/30/07 (g)                                        1,000,000           1,032,390
Countrywide Home Loans, Inc. Notes, Series L, 4.00%,
Due 3/22/11                                                       200,000             194,505
Credit Suisse First Boston USA, Inc. Notes:
  4.625%, Due 1/15/08                                             200,000             206,757
  6.50%, Due 1/15/12                                              250,000             278,134
DaimlerChrysler North America Holding Corporation
Guaranteed Notes, 4.05%, Due 6/04/08                              100,000             100,982
DaimlerChrysler North America Holding Corporation
Notes, 7.75%, Due 1/18/11                                         200,000             232,859
Devon Financing Corporation ULC Notes, 6.875%, Due
9/30/11                                                           200,000             225,971
EOP Operating LP Notes, 6.75%, Due 2/15/12                        350,000             388,415
Encana Corporation Yankee Notes, 4.60%, Due 8/15/09               285,000             292,537
European Investment Bank Yankee Notes:
  3.00%, Due 6/16/08                                              290,000             289,412
  4.625%, Due 3/01/07                                             500,000             518,835
FedEx Corporation Notes, 2.65%, Due 4/01/07                       245,000             241,138
FirstEnergy Corporation Notes, 6.45%, Due 11/15/11                150,000             163,866
Florida Power & Light Company First Mortgage Notes,
6.875%, Due 12/01/05                                              110,000             115,389
Ford Motor Credit Company Notes:
  6.50%, Due 1/25/07                                              250,000             264,937
  7.00%, Due 10/01/13 (g)                                         300,000             317,717
France Telecom SA Yankee Notes, 8.50%, Due 3/01/11                350,000             419,510
General Electric Capital Corporation Notes:
  2.75%, Due 9/25/06                                              530,000             528,610
  6.50%, Due 12/10/07                                             250,000             272,940
General Motors Acceptance Corporation Notes, 6.875%,
Due 9/15/11                                                       370,000             388,674
Goldman Sachs Group, Inc. Senior Notes, 5.15%, Due
1/15/14                                                           275,000             277,172
Goodrich Corporation Senior Notes, 7.625%, Due
12/15/12                                                          100,000             117,645
Harrah's Operating Company, Inc. Senior Notes,
5.50%, Due 7/01/10 (Acquired 6/22/04; Cost $218,112)
(d) (f)                                                           220,000             227,599
Highwoods Realty LP Notes, 7.00%, Due 12/01/06                    400,000             423,052
Household Finance Corporation Senior Notes, 5.875%,
Due 2/01/09                                                       580,000             625,826
Hutchison Whampoa International, Ltd. Guaranteed
Yankee Notes, 6.25%, Due 1/24/14 (d)                              200,000             205,670
J.P. Morgan Chase & Company Subordinated Notes:
  5.125%, Due 9/15/14                                             545,000             548,981
  6.625%, Due 3/15/12                                             300,000             337,232
KB Home Senior Notes, 5.75%, Due 2/01/14                          295,000             295,000
Kraft Foods, Inc. Notes, 5.25%, Due 10/01/13                      305,000             311,239
Kroger Company Notes, 6.75%, Due 4/15/12                          100,000             111,999
M&T Bank Corporation Floating Rate Subordinated
Notes, 3.85%, Due 4/01/13                                         250,000             249,312
Merrill Lynch & Company, Inc. Medium-Term Notes,
Tranche #312, 4.00%, Due 11/15/07                                 200,000             203,513
Morgan Stanley Notes:
  5.30%, Due 3/01/13                                              200,000             205,333
  5.80%, Due 4/01/07                                              500,000             530,927
Motorola, Inc. Notes, 7.625%, Due 11/15/10                        150,000             175,753
National Rural Utilities Cooperative Finance
Corporation Notes, 6.50%, Due 3/01/07                             300,000             322,065
NiSource Finance Corporation Notes, 7.625%, Due
11/15/05                                                          305,000             320,578
Norfolk Southern Corporation Senior Notes, 6.00%,
Due 4/30/08                                                       250,000             269,695
Normandy Finance, Ltd. Yankee Notes, 7.625%, Due
7/15/08 (d)                                                       200,000             224,917
PNC Funding Corporation Subordinated Notes, 6.125%,
Due 2/15/09                                                       450,000             487,801
Pemex Project Funding Master Trust Notes, 7.375%,
Due 12/15/14                                                      150,000             163,875
Plains All American Pipeline LP Senior Notes,
5.625%, Due 12/15/13                                              150,000             155,432
Preferred Term Securities XV Variable Rate Yankee
Notes, 3.4444%, Due 9/26/34 (d)                                   265,000             265,000
Principal Life Global Funding I Medium-Term Notes,
Tranche #23, 3.625%, Due 4/30/08 (d)                              250,000             252,126
Province of Quebec Notes, 5.00%, Due 7/17/09                      335,000             352,488
Public Service Company of Colorado Corporate Notes,
7.875%, Due 10/01/12                                              175,000             213,557
Republic of Italy Yankee Notes, 3.625%, Due 9/14/07               300,000             303,346
Safeway, Inc. Notes, 4.80%, Due 7/16/07                           200,000             205,723
Salomon Smith Barney Holdings, Inc. Senior Notes,
5.875%, Due 3/15/06                                               510,000             532,811
Shaw Communications, Inc. Senior Yankee Notes,
7.20%, Due 12/15/11                                               195,000             213,037
Sprint Capital Corporation Notes, 8.375%, Due 3/15/12             250,000             303,218
Telus Corporation Yankee Notes, 7.50%, Due 6/01/07                150,000             164,583
Texas Eastern Transmission Corporation Notes, 5.25%,
Due 7/15/07                                                       200,000             208,050
Travelers Property and Casualty Corporation Senior
Notes, 5.00%, Due 3/15/13                                         150,000             149,388
Tyco International Group SA Guaranteed Yankee Notes,
6.00%, Due 11/15/13                                               120,000             129,738
Union Pacific Corporation Notes, 5.75%, Due 10/15/07              305,000             324,152
United Mexican States Yankee Notes, 7.50%, Due
1/14/12                                                           200,000             225,900
Valero Energy Corporation Notes, 6.875%, Due 4/15/12              215,000             242,443
Verizon Global Funding Corporation Notes, 4.375%,
Due 6/01/13 (g)                                                   300,000             289,309
Wal-Mart Stores, Inc. Notes, 4.125%, Due 2/15/11                  260,000             260,744
Waste Management, Inc. Senior Notes, 6.50%, Due
11/15/08                                                          200,000             219,446
----------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $20,657,169)                                           20,355,983
----------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 3.3%
Asset Securitization Corporation Commercial Mortgage
Pass-Thru Certificates, Series 1995-MD4, Class A-1,
7.10%, Due 8/13/29                                                546,391             571,578
Community Program Loan Trust Bonds, Series 1987,
Class A-4, 4.50%, Due 10/01/18                                  1,088,955           1,115,581
Countrywide Home Equity Loan Trust Variable Rate
Asset-Backed Notes, Series 2004-I, Class A, 2.13%,
Due 2/15/34                                                     1,000,000           1,000,000
JP Morgan Chase Commercial Mortgage Securities
Corporation Variable Rate Pass-Thru Certificates,
Series 2004-C2, Class A2, 5.2604%, Due 5/15/41                    475,000             494,969
Renaissance Home Equity Loan Trust Variable Rate
Asset-Backed Certificates, Series 2004-3, Class AF1,
2.06%, Due 11/25/34                                               700,000             700,000
Residential Asset Securities Corporation Variable
Rate Home Equity Mortgage Asset-Backed Pass-Thru
Certificates, Series 2004-KS1, Class AI1, 1.99%, Due
9/25/20                                                           502,009             502,065
Terwin Mortgage Trust Variable Rate Asset-Backed
Securities, Series 2004-21, Class 1A1, 2.25%, Due
7/25/35 (e)                                                       435,000             435,000
Washington Mutual Mortgage Pass-Thru Certificates,
Series 2002-AR7, Class A-6, 5.53%, Due 7/25/32                    242,228             243,871
----------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities
(Cost $4,979,585)                                                                   5,063,064
----------------------------------------------------------------------------------------------
United States Government & Agency Issues 16.5%
FHLMC Adjustable Rate Guaranteed Mortgage
Participation Certificates:
  4.2044%, Due 7/25/43                                            473,250             511,775
  Series T-59, Class 2A1, 4.2332%, Due 10/25/43                   533,551             543,745
FHLMC Notes:
  5.50%, Due 7/15/06 (c)                                          150,000             157,245
  5.75%, Due 3/15/09 (c) (g)                                    1,115,000           1,212,744
  6.00%, Due 6/15/11                                              800,000             886,491
FHLMC Participation Certificates:
  8.00%, Due 3/01/16                                              343,690             369,037
  10.25%, Due 3/01/15                                              22,963              25,486
  10.50%, Due 1/01/16                                               3,543               4,034
FNMA Guaranteed Mortgage Adjustable Rate Pass-Thru
Certificates, 6.96%, Due 1/01/07                                2,047,364           2,173,339
FNMA Guaranteed Real Estate Mortgage Investment
Conduit Pass-Thru Trust, 9.50%, Due 11/25/31                      645,828             723,529
FNMA Guaranteed Real Estate Mortgage Investment
Conduit Variable Rate Pass-Thru Certificates, Series
G92-61, Class FJ, 2.92%, Due 10/25/22                              61,742              61,805
FNMA Notes:
  2.875%, Due 5/19/08 (g)                                         575,000             562,304
  3.25%, Due 8/15/08                                              925,000             918,085
  4.375%, Due 10/15/06 (c)                                        200,000             206,275
  5.25%, Due 6/15/06 (g)                                        1,500,000           1,564,671
  5.50%, Due 2/15/06                                            2,560,000           2,662,853
  5.75%, Due 2/15/08                                            1,000,000           1,077,615
  6.00%, Due 5/15/08                                            1,350,000           1,469,495
FNMA TBA, 5.50%, Due 10/15/34 (e)                               1,200,000           1,216,125
GNMA Guaranteed Pass-Thru Certificates, 7.50%, Due
12/15/07                                                          165,717             171,581
United States Treasury Notes:
  2.25%, Due 2/15/07                                              250,000             247,412
  2.625%, Due 3/15/09                                             480,000             467,401
  3.00%, Due 2/15/09 (g)                                          170,000             168,347
  3.125%, Due 5/15/07 (g)                                         495,000             499,332
  3.625%, Due 7/15/09 (g)                                         355,000             359,410
  4.00%, Due 6/15/09 (g)                                          815,000             839,005
  4.25%, Due 8/15/14 (g)                                          592,000             598,383
  4.75%, Due 5/15/14 (g)                                        2,004,000           2,104,202
  5.75%, Due 11/15/05 (g)                                       1,025,000           1,064,880
  10.375%, Due 11/15/12 (g)                                     1,985,000           2,418,290
----------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost                               25,284,896
$25,116,854)
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 17.4%
Collateral Received for Securities Lending 13.4%
Navigator Prime Portfolio                                     20,474,751          20,474,751

Corporate Bonds 1.1%
AOL Time Warner, Inc. Notes, 5.625%, Due 5/01/05              $   300,000             305,421
Ford Motor Credit Company Notes, 7.60%, Due 8/01/05               160,000             166,181
KN Energy, Inc. Senior Notes, 6.65%, Due 3/01/05                  250,000             254,035
MetLife, Inc. Debentures, 3.911%, Due 5/15/05                     205,000             207,144
MidAmerican Energy Holdings Company Senior Notes,
7.23%, Due 9/15/05                                                345,000             359,327
Pioneer National Resources Company Senior Notes,
8.875%, Due 4/15/05                                               200,000             206,341
Tyson Foods, Inc. Notes, 6.625%, Due 10/01/04                     210,000             210,000
                                                                         ---------------------
Total Corporate Bonds                                                               1,708,449

Repurchase Agreements 2.3%
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $2,500,128); Collateralized by:
United States Government & Agency Issues                        2,500,000           2,500,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,071,325);
Collateralized by: United States Government & Agency
Issues                                                          1,071,300           1,071,300
                                                                         ---------------------
Total Repurchase Agreements                                                         3,571,300

United States Government & Agency Issues 0.6%
United States Treasury Bills, Due 11/26/04 (c)                     50,000              49,877
United States Treasury Notes, 1.25%, Due 5/31/05 (g)              800,000             796,126
                                                                         ---------------------
Total United States Government & Agency Issues                                        846,003
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $26,576,921)                                    26,600,503
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $163,343,014)                               173,562,263
113.5%
Other Assets and Liabilities, Net (13.5%)                                         (20,637,765)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                               $ 152,924,498
==============================================================================================

FUTURES
--------------------------------------------------------------------------------
                                   Expiration    Underlying       Unrealized
                                      Date       Face Amount      Appreciation/
                                                  at Value       (Depreciation)
--------------------------------------------------------------------------------
Purchased:
5 Ten-Year U.S. Treasury Notes       12/04         $563,125          $3,143

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy, or the fund has halted accruing income.
(c) All or a portion of security is pledged to cover margin requirements on open futures contracts.
(d) Restricted security.
(e) All or a portion of security is when-issued.
(f) Illiquid security.
(g) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Balanced Fund, Inc., on behalf of Strong Balanced Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004